                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007  (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL
    AMOUNT IN                                                                    COUPON         MATURITY
    THOUSANDS                                                                     RATE           DATE         VALUE
-----------------                                                              ---------      ----------- ---------------

                    GOVERNMENT & CORPORATE BONDS (97.1%)
                    FOREIGN (27.8%)
                    ARGENTINA (1.0%)
                    Government Obligations
ARS         7,359   Republic of Argentina                                            0.00 **%     12/15/35       $  292,522
 $            261   Republic of Argentina (j)                                        0.00 **      12/15/35           35,682
ARS         3,040   Republic of Argentina++++                                        5.83         12/31/33        1,541,280
 $            100   Republic of Argentina (d) (j) ++++                               8.28         12/31/33          114,564
              800   Republic of Argentina  (c)                                     13.969         04/10/49          360,000
                                                                                                            ---------------

                    TOTAL ARGENTINA                                                                               2,344,048
                                                                                                            ---------------

                    AUSTRALIA (0.2%)
                    Other Metals/Minerals (0.0%)
              495   Murrin Holdings Property Ltd. (c) (j)                           9.375         08/31/07                0
                                                                                                            ---------------

                    Property - Casualty Insurers (0.2%)
              430   Mantis Reef Ltd. - 144A*                                        4.692         11/14/08          424,074
                                                                                                            ---------------

                    TOTAL AUSTRALIA                                                                                 424,074
                                                                                                            ---------------

                    BERMUDA (0.6%)
                    Cable/Satellite TV
              400   Intelsat Sub holdings Co. Ltd.                                 10.484 **      01/15/12          404,000
              875   Intelsat Sub holdings Co. Ltd. - 144A*                          8.876         01/15/15          894,687
                                                                                                            ---------------

                    TOTAL BERMUDA                                                                                 1,298,687
                                                                                                            ---------------

                    BRAZIL (3.2%)
                    Government Obligations (2.8%)
              460   Citigroup, Inc. - 144A*+++                                       6.00         05/18/09          492,739
              850   Federal Republic of Brazil                                       8.00         01/15/18          941,800
            1,190   Federal Republic of Brazil                                      8.875         10/14/19        1,448,825
              230   Federal Republic of Brazil                                      8.875         04/15/24          284,625
              360   Federal Republic of Brazil                                      10.50         07/14/14          454,500
              540   Federal Republic of Brazil                                      11.00         08/17/40          711,855
            1,110   Federal Republic of Brazil                                      14.50         10/15/09        1,361,415
BRL         1,945   JP Morgan Chase - 144A* +++                                      0.00         01/02/12          845,962
                                                                                                            ---------------
                                                                                                                  6,541,721
                                                                                                            ---------------
                    Major Banks (0.4%)
              813   Banco ABN AMRO Real                                             16.20         02/22/10          426,616
            1,000   Banco ABN AMRO Real -144A*                                     15.861         12/13/07          481,936
                                                                                                            ---------------
                                                                                                                    908,552
                                                                                                            ---------------

                    TOTAL BRAZIL                                                                                  7,450,273
                                                                                                            ---------------

                    CANADA (1.8%)
                    Media Conglomerates (0.4%)
$             934   Canwest Media Inc.                                               8.00         09/15/12          974,121
                                                                                                            ---------------

                    Oil & Gas Pipelines (0.8%)
            1,925   Kinder Morgan Finance Co.                                        5.70         01/05/16        1,797,328
                                                                                                            ---------------

                    Other Metals/Minerals (0.2%)
              425   Brascan Corp.                                                   7.125         06/15/12          454,761
                                                                                                            ---------------

                    Other Transportation (0.4%)
              970   CHC Helicopter Corp.                                            7.375         05/01/14          949,387
                                                                                                            ---------------

                    TOTAL CANADA                                                                                  4,175,597
                                                                                                            ---------------

                    COLOMBIA (0.7%)
                    Government Obligation
              410   Republic of Columbia                                            7.375         09/18/37         435,625

              290   Republic of Columbia                                            8.125         05/21/24         330,600
              230   Republic of Columbia                                             8.25         12/22/14         260,475
              267   Republic of Columbia                                             9.75         04/09/11         290,718
              160   Republic of Columbia                                            11.75         02/25/20         231,200
                                                                                                            ---------------

                    TOTAL COLOMBIA                                                                                1,548,618
                                                                                                            ---------------

                    DENMARK (0.5%)
                    Finance/Rental/Leasing (0.0%)
DKK           328   Realkredit Denmark                                               6.00         10/01/29           60,070
              0.2   Unikredit Realkredit                                             5.00         07/01/29               35
                                                                                                            ---------------

                                                                                                                     60,105
                                                                                                            ---------------
                    Telecommunications (0.5%)
 $            460   Nordic Telecommunications Holdings - 144A*                      8.875         05/01/16          496,800
EUR           400   TDC AS                                                           6.50         04/19/12          549,805
                                                                                                            ---------------
                                                                                                                  1,046,605
                                                                                                            ---------------

                    TOTAL DENMARK                                                                                 1,106,710
                                                                                                            ---------------

                    ECUADOR (0.2%)
                    Government Obligation
 $            100   Republic of Ecuador - 144A*                                     9.375         12/15/15          384,405
              490   Republic of Ecuador - 144A*                                     10.00 **      08/15/30           83,250
                                                                                                            ---------------

                    TOTAL ECUADOR                                                                                   467,655
                                                                                                            ---------------

                    FRANCE (0.1%)
                    Oilfield Services/Equipments
              125   Compagnie Generale de Geophysique S.A.                           7.50         05/15/15          125,937
                                                                                                            ---------------

                    INDONESIA (0.8%)
                    Pulp & Paper
            1,648   Tjiwi Kimia Finance BV - 144A*                                   0.00 **      04/29/27         271,862
              507   Tjiwi Kimia Finance BV - 144A*                                   6.00 **      04/29/15         402,939
            1,334   Tjiwi Kimia Finance BV - 144A*                                   6.00 **      04/29/18         713,714
              477   Tjiwi Kimia International                                        6.00 **      04/29/15         379,494
                                                                                                            ---------------

                    TOTAL INDONESIA                                                                               1,768,009
                                                                                                            ---------------

                    ISRAEL (0.3%)
                    Electrical Products
              787   Ormat Funding Corp.                                              8.25         12/30/20          806,283
                                                                                                            ---------------

                    IVORY COAST (0.1%)
                    Government Obligations
              560   Ivory Coast (c)                                                  2.50         03/29/18          128,800
                                                                                                            ---------------

                    JAPAN (4.1%)
                    Government Obligations
JPY       650,000   Japan (Government of)                                            0.30         02/15/08       5,370,017
          285,000   Japan (Government of)                                            0.50         03/20/07       2,360,456
          214,500   Japan (Government of)                                            0.80         03/20/13       1,721,365
                                                                                                            ---------------

                    TOTAL JAPAN                                                                                   9,451,838
                                                                                                            ---------------

                    LUXEMBOURG (1.0%)
                    Telecommunications
   $          575   Telecom Italia Capital SA                                        4.00         01/15/10          550,492
            1,600   Wind Acquisition Finance SA - 144A* (a)                         10.75         12/01/15        1,852,000
                                                                                                            ---------------

                    TOTAL LUXEMBOURG                                                                              2,402,492
                                                                                                            ---------------

                    MEXICO (4.2%)
                    Government Obligations (2.0%)
MXN        21,680   Mexican Fixed Rate Bonds                                         9.50         12/18/14        2,152,942
           11,010   Mexican Fixed Rate Bonds - 144A*                                 8.00         12/17/15        1,004,140
 $            150   United Mexican States Corp.                                      7.50         01/14/12          162,825
              198   United Mexican States Corp.                                     8.125         12/30/19          238,293
              730   United Mexican States Corp.                                     8.375         01/14/11          803,730
              235   United Mexican States Corp.                                     11.50         05/15/26          374,472
                                                                                                            ---------------
                                                                                                                  4,736,402
                                                                                                            ---------------

                    Oil & Gas Production (2.0%)
              410   Pemex Project Funding Master Trust                              8.625         12/01/23          497,125
            1,100   Pemex Project Funding Master Trust                              9.125         10/13/10        1,225,400
            1,450   Pemex Project Funding Master Trust                               9.50         09/15/27        1,910,375
              870   Pemex Project Funding Master Trust - 144A*                       6.69 **      06/15/10          895,230
                                                                                                            ---------------
                                                                                                                  4,528,130
                                                                                                            ---------------
                    Telecommunications (0.2%)
              335   Axtel SA                                                        11.00         12/15/13          373,525
                                                                                                            ---------------

                    TOTAL MEXICO                                                                                  9,638,057
                                                                                                            ---------------

                    PERU (0.6%)
                    Government Obligations
              310   Republic of Peru                                                8.375         05/03/16          361,925
              480   Republic of Peru                                                 8.75         11/21/33          612,960
              325   Republic of Peru                                                9.875         02/06/15          407,063
                                                                                                            ---------------

                    TOTAL PERU                                                                                    1,381,948
                                                                                                            ---------------

                    PHILIPPINES (2.7%)
                    Government Obligations
            2,140   Republic of Philiipines                                         8.875         03/17/15        2,506,475
              450   Republic of Philiipines                                          9.00         02/15/13          518,625
            2,042   Republic of Philiipines                                          9.50         02/02/30        2,703,098
              440   Republic of Philiipines                                        10.625         03/16/25          623,150
                                                                                                            ---------------

                    TOTAL PHILIPPINES                                                                             6,351,348
                                                                                                            ---------------

                    RUSSIA (2.5%)
                    Government Obligations (2.1%)
            1,375   Federal Republic of Russia                                       5.00         03/31/30        1,529,687
            1,091   Federal Republic of Russia                                      11.00         07/24/18        1,554,675
              600   Federal Republic of Russia                                      12.75         06/24/28        1,071,750
              100   Russian Agricultural Bank                                       7.175         05/16/13          104,404
              480   Russian Agricultural Bank - 144A*                               7.175         05/16/13          500,880
                                                                                                            ---------------
                                                                                                                  4,761,396
                                                                                                            ---------------
                    Oil & Gas Pipelines (0.4%)
              810   Gaz Capital                                                     8.625         04/28/34        1,016,064
                                                                                                            ---------------

                    TOTAL RUSSIA                                                                                  5,777,460
                                                                                                            ---------------

                    TURKEY (1.5%)
                    Government Obligations
              970   Citigroup, Inc. - 144A* +++                                      0.00         08/14/08        1,036,280
            1,140   JP Morgan Chase - 144A*+++                                       0.00         08/15/08          866,514
              500   Republic of Turkey                                              11.50         01/23/12          612,500
              590   Republic of Turkey                                             11.875         01/15/30          899,013
                                                                                                            ---------------

                    TOTAL TURKEY                                                                                  3,414,307
                                                                                                            ---------------

                    UKRAINE (0.2%)
                    Government Obligations
              440   Ukraine Ministry of Finance - 144A*                              6.58         11/21/16          441,496
                                                                                                            ---------------

                    UNITED  KINGDOM (0.1%)
                    Cable/Satellite TV
              115   National Cable PLC                                              9.125         08/15/16          122,187
              210   NTL Cable PLC (a)                                                8.75         04/15/14          218,925
                                                                                                            ---------------

                    TOTAL UNITED KINGDOM                                                                            341,112
                                                                                                            ---------------

                    VENEZUELA (1.4%)
                    Government Obligations
              310   Republic of Venezuela                                            8.50         10/08/14          339,450
              892   Republic of Venezuela                                           9.375         01/13/34        1,161,830
            1,350   Republic of Venezuela                                           10.75         09/19/13        1,626,750
                                                                                                            ---------------

                    TOTAL VENEZUELA                                                                               3,128,030
                                                                                                            ---------------
                    TOTAL FOREIGN
                     (Cost $62,126,350)                                                                          63,972,779
                                                                                                            ---------------

                    UNITED STATES (69.3%)
                    CORPORATE BONDS (37.1%)
                    Advertising/Marketing Services (0.5%)
              365   Idears Inc. - 144A*                                              8.00         11/15/16          372,756
              455   Interpublic Group of Companies, Inc. (The)                       5.40         11/15/09          449,312
              465   Interpublic Group of Companies, Inc. (The)                       6.25         11/15/14          438,262
                                                                                                            ---------------
                                                                                                                  1,260,330
                                                                                                            ---------------
                    Aerospace & Defense  (0.4%)
              825   K&F Acquisition Inc.                                             7.75         11/15/14          851,812
                                                                                                            ---------------

                    Air Freight/Couriers (0.1%)
              185   FedEx Corp. (a)                                                  7.25         02/15/11          196,242
                                                                                                            ---------------

                    Apparel/Footwear (0.6%)
            1,115   Levi Strauss & Co.                                              10.11 **      04/01/12        1,148,450
              335   Oxford Industries, Inc.                                         8.875         06/01/11          348,400
                                                                                                            ---------------
                                                                                                                  1,496,850
                                                                                                            ---------------
                    Auto Parts: O.E.M. (0.9%)
            1,950   ArvinMeritor, Inc. (a)                                           8.75         03/01/12        1,998,750
                                                                                                            ---------------

                    Building Products (0.4%)
              175   Interface Inc.                                                   7.30         04/01/08          178,937
              790   Interface Inc.                                                   9.50         02/01/14          845,300
                                                                                                            ---------------
                                                                                                                  1,024,237
                                                                                                            ---------------
                    Cable/Satellite TV (1.2%)
              850   Cablevision Systems Corp. (Series B)                             9.87 **      04/01/09          905,250
              536   Charter Communications Holdings LLC (a)                         11.00         10/01/15          556,100
              625   Echostar DBS Corp.                                              6.375         10/01/11          621,094
              600   Echostar DBS Corp.                                              6.625         10/01/14          589,500
                                                                                                            ---------------
                                                                                                                  2,671,944
                                                                                                            ---------------
                    Casino/Gaming (1.9)
            6,500   Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (j)    13.50         03/01/10                0
              905   Isle of Capri Casinos                                            7.00         03/01/14          898,212
              955   Las Vegas Sands Corp.                                           6.375         02/15/15          933,512
            1,630   MGM Mirage Inc.                                                  6.00         10/01/09        1,632,037
            3,904   Resort At Summerlin LP/Ras Co. (Series B) (c) (e) (j)           13.00 T       12/15/07                0
              250   Station Casinos, Inc.                                            6.00         04/01/12          237,812
              675   Station Casinos, Inc.                                           6.875         03/01/16          621,000
                                                                                                            ---------------
                                                                                                                  4,322,573
                                                                                                            ---------------
                    Chemicals: Major Diversified (0.1%)
              145   ICI Wilmington Inc.                                             4.375         12/01/08          142,145
                                                                                                            ---------------

                    Chemicals: Specialty (2.2%)
            1,020   Equistar Chemical Funding                                      10.125         09/01/08        1,086,300
              105   Equistar Chemical Funding                                      10.625         05/01/11          111,825
            1,400   Innophos, Inc. (a)                                              8.875 **      08/15/14        1,452,500
              268   Innophos, Inc.                                                  10.38 **T     02/15/15          281,578
              715   Koppers Holdings, Inc.                                          9.875 TT      11/15/14          584,512
              161   Koppers Industry Inc.                                           9.875         10/15/13          175,490
              781   Millennium America, Inc.                                         9.25         06/15/08          816,145
              600   Rockwood Specialties Group, Inc.                               10.625         05/15/11          641,250
                                                                                                            ---------------
                                                                                                                  5,149,600
                                                                                                            ---------------
                    Coal (0.1%)
              175   Foundation PA Coal Co.                                           7.25         08/01/14          178,500
                                                                                                            ---------------

                    Containers/Packaging (2.3%)
            1,665   Berry Plastics Holding Corp. - 144A* (a)                        8.875         09/15/14        1,727,438
              650   Graphic Packaging International Corp. (a)                        9.50         08/15/13          692,250
            2,825   Owens-Illinois, Inc. (a)                                         7.50         05/15/10        2,881,500
                                                                                                            ---------------
                                                                                                                  5,301,188
                                                                                                            ---------------
                    Data Processing Services (0.2%)
              495   Sungard Data Systems Inc.                                       9.125         08/15/13          523,463
                                                                                                            ---------------

                    Department Stores (0.2%)
              355   May Department Stores Co.                                        6.70         07/15/34          349,509
                                                                                                            ---------------

                    Electric Utilities (2.8%)
               36   AES Corp. (The)                                                 8.875         02/15/11           38,700
               53   AES Corp. (The)                                                 9.375         09/15/10           57,505
              750   AES Corp. (The) - 144A* (a)                                      9.00         05/15/15          806,250
              450   CC Funding Trust I                                               6.90         02/16/07          450,131
              830   CMS Energy Corp. (a)                                             7.50         01/15/09          854,900

               30   Detroit Edison Co. (The)                                        6.125         10/01/10           30,568
              185   Entergy Gulf States, Inc.                                        3.60         06/01/08          180,123
              355   Entergy Gulf States, Inc.                                       5.769 **      12/01/09          354,627
              345   Entergy Gulf States, Inc. - 144A*                                6.10         12/08/08          345,966
            1,300   IPALCO Enterprises, Inc.                                        8.375         11/14/08        1,348,750
              100   IPALCO Enterprises, Inc.                                        8.625         11/14/11          108,750
              640   MSW Energy Holdings/Finance                                     7.375         09/01/10          667,200
              140   MSW Energy Holdings/Finance                                      8.50         09/01/10          148,050
              342   PSEG Energy Holdings Inc.                                       8.625         02/15/08          350,978
              220   Texas Eastern Transmission, LP                                   7.00         07/15/32          244,341
              220   TXU Energy Co.                                                   7.00         03/15/13          230,537
              195   Wisconsin Electric Power Co.                                     3.50         12/01/07          191,966
                                                                                                            ---------------
                                                                                                                  6,409,342
                                                                                                            ---------------
                    Electrical Products (0.2%)
              460   Baldor Electric Co.                                             8.625         02/15/17          477,250
                                                                                                            ---------------

                    Environmental Services (0.1%)
              185   Allied Waste North America, Inc.                                 8.50         12/01/08          193,788
                                                                                                            ---------------

                    Finance/Rental/Leasing (1.6%)
            2,965   Ford Motor Credit Co.                                            7.25         10/25/11        2,896,414
              740   Residential Capital Corp.                                       6.375         06/30/10          746,744
                                                                                                            ---------------
                                                                                                                  3,643,158
                                                                                                            ---------------
                    Financial Conglomerates (1.6%)
               30   Chase Manhattan Corp.                                            7.00         11/15/09           31,287
            3,507   General Motors Acceptance Corp.                                 6.875         09/15/11        3,562,621
                                                                                                            ---------------
                                                                                                                  3,593,908
                                                                                                            ---------------
                    Food Retail (0.1%)
              224   CA FM Lease Trust - 144A*                                        8.50         07/15/17          240,165
                                                                                                            ---------------

                    Food: Major Diversified (0.3%)
              225   ConAgra Foods, Inc.                                              7.00         10/01/28          241,365
              150   ConAgra Foods, Inc.                                              8.25         09/15/30          182,388
              370   Sara Lee Corp. (a)                                              6.125         11/01/32          336,674
                                                                                                            ---------------
                                                                                                                    760,427
                                                                                                            ---------------
                    Food: Meat/Fish/Dairy (2.6%)
              420   Michael Foods Inc. (Series B)                                    8.00         11/15/13          430,500
            2,700   Pilgrim's Pride Corp.                                           7.625         05/01/15        2,686,500
              920   Pilgrim's Pride Corp.                                           9.625         09/15/11          966,000
            1,100   Smithfield Foods Inc.                                            7.00         08/01/11        1,104,125
              715   Smithfield Foods Inc. (a)                                       7.625         02/15/08          727,513
              100   Smithfield Foods Inc. (Series B)                                 8.00         10/15/09          104,500
                                                                                                            ---------------
                                                                                                                  6,019,138
                                                                                                            ---------------
                    Gas Distributors (0.3%)
              425   NiSource Finance Corp.                                           5.94 **      11/23/09          425,568
              320   Sempra Energy                                                   4.621         05/17/07          319,164
                                                                                                            ---------------
                                                                                                                    744,732
                                                                                                            ---------------
                    Home Furnishings (0.1%)
              235   Mohawk Industries, Inc. (Series D)                               7.20         04/15/12          243,471
                                                                                                            ---------------

                    Home Improvement Chains (0.1%)
              170   Home Depot, Inc.                                                 5.49         12/16/09          170,328
                                                                                                            ---------------

                    Hospital/Nursing Management (1.5%)
            1,655   Columbia/HCA Healthcare Corp. (a)                                7.69         06/15/25        1,401,894
              425   Community Health System Inc. (a)                                 6.50         12/15/12          423,938
              535   HCA, Inc.                                                        5.75         03/15/14          449,400
            1,315   Tenet Healthcare Corp.                                          7.375         02/01/13        1,222,950
                                                                                                            ---------------
                                                                                                                  3,498,182
                                                                                                            ---------------
                    Hotels/Resorts/Cruiselines (0.2%)
              380   Hyatt Equities LLC - 144A*                                      6.875         06/15/07          381,257
                                                                                                            ---------------

                    Industrial Machinery (0.1%)
              149   Goodman Global Holding Company, Inc. (Series B)                  8.36 **      06/15/12          151,235
                                                                                                            ---------------

                    Industrial Specialties (0.7%)
            1,180   Johnsondiversy, Inc. (a)                                        9.625         05/15/12        1,243,425
              430   UCAR Finance, Inc.                                              10.25         02/15/12          453,650
                                                                                                            ---------------
                                                                                                                  1,697,075
                                                                                                            ---------------
                    Insurance Brokers/Services (0.5%)
              195   Farmers Exchange Capital - 144A*                                 7.05         07/15/28          202,244
              780   Farmers Insurance Exchange - 144A*                              8.625         05/01/24          927,539
                                                                                                            ---------------
                                                                                                                  1,129,783
                                                                                                            ---------------

                    Media Conglomerates (0.4%)
              645   Time Warner, Inc. (a)                                           5.606         11/13/09          646,082
              390   Viacom, Inc.                                                    6.875         04/30/36          389,699
                                                                                                                  1,035,781
                                                                                                            ---------------
                    Medical/Nursing Services (0.5%)
            1,020   Fresenius Medical Care Capital Trust                            7.875         06/15/11        1,083,750
              150   Fresenius Medical Care Capital Trust II                         7.875         02/01/08          153,000
                                                                                                            ---------------
                                                                                                                  1,236,750
                                                                                                            ---------------
                    Metal Fabrications (0.4%)
              335   General Cable Corp.                                              9.50         11/15/10          355,100
              610   Hexcell Corp.                                                    6.75         02/01/15          599,325
                                                                                                            ---------------
                                                                                                                    954,425
                                                                                                            ---------------
                    Miscellaneous Commercial Services (0.4%)
              100   Iron Mountain Inc.                                               7.75         01/15/15          102,500
              815   Iron Mountain Inc.                                              8.625         04/01/13          841,488
                                                                                                            ---------------
                                                                                                                    943,988
                                                                                                            ---------------
                    Miscellaneous Manufacturing (0.4%)
            1,160   Propex Fabrics Inc.                                             10.00         12/01/12        1,029,500
                                                                                                            ---------------

                    Motor Vehicles (0.1%)
              255   DaimlerChrysler North American Holdings Co.                      8.50         01/18/31          302,979
                                                                                                            ---------------

                    Movies/Entertainment (0.7%)
            1,625   AMC Entertainment Inc.                                          9.624         08/15/10        1,685,938
                                                                                                            ---------------

                    Oil & Gas Pipelines (1.0%)
              400   Colorado Interstate Gas Co.                                      6.80         11/15/15          416,804
              670   El Paso Production Holdings                                      7.75         06/01/13          696,800
              597   Gaz Capital - 144A*                                             6.212         11/22/16          590,433
              480   Pacific Energy Partners/Finance                                 7.125         06/15/14          496,683
              140   Southern Natural Gas                                            8.875         03/15/10          147,370
                                                                                                            ---------------
                                                                                                                  2,348,090
                                                                                                            ---------------
                    Oil & Gas Production (2.4%)
            1,120   Chesapeake Energy Corp.                                          7.50         09/15/13        1,153,600
              190   Chesapeake Energy Corp.                                         7.625         07/15/13          198,313
              490   Chaparral Energy Inc. - 144A* (a)                               8.875         02/01/17          491,225
              350   Hilcorp Energy/Finance - 144A*                                   7.75         11/01/15          347,375
              423   Hilcorp Energy/Finance - 144A*                                  10.50         09/01/10          455,254
            1,050   Husky Oil Ltd.                                                   8.90         08/15/28        1,099,477
              162   Magnum Hunter Resources, Inc.                                    9.60         03/15/12          170,303
            1,635   Pogo Producing Co.                                              6.875         10/01/17        1,549,163
                                                                                                            ---------------
                                                                                                                  5,464,710
                                                                                                            ---------------
                    Oilfield Services/Equipment (0.5%)
              140   Hanover Compressor Co.                                          8.625         12/15/10          146,650
              190   Hanover Compressor Co.                                           9.00         06/01/14          203,300
               97   Hanover Equipment Trust 2001 A (Series A)                        8.50         09/01/08           97,970
              675   Hanover Equipment Trust 2001 B (Series B)                        8.75         09/01/11          705,375
                                                                                                            ---------------
                                                                                                                  1,153,295
                                                                                                            ---------------
                    Pharmaceuticals: Major (0.2%)
              565   VWR International Inc.                                          6.875         04/15/12          560,763
                                                                                                            ---------------

                    Publishing: Books/Magazines (0.4%)
              374   Dex Media East/Finance                                         12.125         11/15/12          412,335
              543   Dex Media West/Finance                                          9.875         08/15/13          593,228
                                                                                                            ---------------
                                                                                                                  1,005,563
                                                                                                            ---------------
                    Pulp & Paper (0.1%)
              205   Glatfelter (P.H.) Co.                                           7.125         05/01/16          207,563
                                                                                                            ---------------

                    Railroads (0.3%)
              305   Norfolk Southern Corp.                                           7.35         05/15/07          306,588
              155   Union Pacific Corp.                                             6.625         02/01/08          156,442
              160   Union Pacific Corp. (Series MTNE)                                6.79         11/09/07          161,327
                                                                                                            ---------------
                                                                                                                    624,357
                                                                                                            ---------------
                    Restaurants (0.4%)
              170   Aramark Corp. - 144A*                                            8.50         02/01/15          174,888
               80   Aramark Corp. - 144A*                                            8.86         02/01/15           82,000
              580   Aramark Services, Inc.                                           5.00         06/01/12          519,761
               55   Tricon Global Restaurants, Inc.                                 8.875         04/15/11           61,372
                                                                                                            ---------------
                                                                                                                    838,021
                                                                                                            ---------------
                    Semiconductors (0.7%)
            1,600   Freescale Semiconductors - 144A*                                8.875         12/15/14        1,600,000
                                                                                                            ---------------

                    Specialty Stores (1.8%)
            1,795   Linens' n Things, Inc. (a)                                     10.985         01/15/14        1,750,125
            2,185   Sonic Automotive, Inc.                                          8.625         08/15/13        2,283,325
                                                                                                            ---------------
                                                                                                                  4,033,450
                                                                                                            ---------------
                    Specialty Telecommunications (0.8%)
              400   American Tower Corp.                                            7.125         10/15/12          415,500
              470   American Tower Corp.                                             7.50         05/01/12          488,213
              118   Panamsat Corp.                                                   9.00         08/15/14          127,735
              660   Qwest Communications International                              8.874 **      02/15/09          671,550
              145   U.S. West Communications Corp. (a)                              5.625         11/15/08          145,725
                                                                                                            ---------------
                                                                                                                  1,848,723
                                                                                                            ---------------
                    Steel (0.4%)
              900   Amsted Industries Inc. - 144A*                                  10.25         10/15/11          968,625
                                                                                                            ---------------

                    Telecommunications (0.0%)
              657   Exodus Communications, Inc. (c) (e) (j)                        11.625         07/15/10                0
            4,679   Rhythms Netconnections, Inc. (c) (e) (j)                        12.75         04/15/09                0
                                                                                                            ---------------
                                                                                                                          0
                                                                                                            ---------------
                    Tobacco (0.3%)
              580   RJ Reynolds Tobacco Holdings                                     6.50         07/15/10          591,526
                                                                                                            ---------------

                    Trucks/Construction/Farm Machinery (0.3%)
              621   Manitowoc Inc. (The)                                            10.50         08/01/12          666,799
                                                                                                            ---------------

                    Water Utilities (0.3%)
              705   Nalco Co.                                                        7.75         11/15/11          722,625
                                                                                                            ---------------

                    Wholesale Distributors (0.1%)
              280   Buhrmann US, Inc.                                                8.25         07/01/14          283,500
                                                                                                            ---------------

                    Wireless Telecommunications (0.3%)
              575   Ubiquitel Operating Co.                                         9.875         03/01/11          618,210
                                                                                                            ---------------

                    TOTAL CORPORATE BONDS
                    (Cost $99,923,073)                                                                           85,545,563
                                                                                                            ---------------

                    U.S. GOVERNMENT OBLIGATIONS (3.1%)
                    U. S. Treasury Bonds
            5,400   (a).......................................................
                    (Cost $7,214,132)                                               8.125         08/15/21        7,124,204
                                                                                                            ---------------

                    COLLATERALIZED MORTGAGE OBLIGATIONS (13.0%)
                    U.S. GOVERNMENT AGENCIES (4.2%)
                    Federal Home Loan Mortgage Corp. (2.2%)
            2,387   ..........................................................       5.82 **      08/15/28        2,397,168
            1,109   ..........................................................       5.82 **      07/15/31        1,118,025
            1,242   ..........................................................      5.975 **      06/15/23        1,247,320
              225   ..........................................................       6.00         07/15/30          225,132
                                                                                                            ---------------
                                                                                                                  4,987,645
                                                                                                            ---------------

                    Federal National Mortgage Assoc.(2.0%)
            2,669   ..........................................................       5.70         03/25/17        2,677,211
            1,341   ..........................................................      6.575         12/25/23        1,373,652
              453   IO........................................................       6.00         03/01/20           60,648
              561   IO........................................................       6.00         03/01/20           76,458
              201   IO........................................................       6.50         03/01/20           27,751
              200   IO........................................................       7.00         03/01/20           27,006
            1,348   IO........................................................       7.00         03/01/35          250,343
              712   IO........................................................       7.50         03/01/35          144,644
              226   IO........................................................       8.00         03/01/35           40,400
                                                                                                            ---------------
                                                                                                                  4,678,113
                                                                                                            ---------------

                    TOTAL U.S. GOVERNMENT AGENCIES                                                                9,665,758
                                                                                                            ---------------

                    PRIVATE ISSUES (8.8%)
                    Bear Stearns Mortgage Funding Trust
           10,694   2006-16 4C (IO)...........................................       0.00         03/27/36          187,154
           15,737   2006-17 4C (IO)...........................................       0.00         05/27/36          317,175
           18,182   2006-4N CTFS (IO).........................................       0.00         02/27/36          551,109
               81   2006-16 4A1...............................................       6.50         03/27/36           80,757
              126   2006-17 4A1...............................................       6.50         05/27/36          126,110

               55   2006-16 4A2........................................              6.50         03/27/36           54,467
              105   2006-17 4A2........................................              6.50         05/27/36          103,983
               50   2006-16 4A3........................................              6.50         03/27/36           46,047
               70   2006-17 4A3........................................              6.50         05/27/36           65,822
               50   2006-16 4A4 .......................................              6.50         03/27/36           43,453
               50   2006-17 4A4 .......................................              6.50         05/27/36           43,453
                    Countrywide Alternative Loan Trust
           15,515   2006-OA22 (IO).....................................              0.00         02/25/47          842,458
           11,500   2006-OA21 X (IO)...................................              0.00         03/20/47          648,106
            7,467   2005-81 X1 (IO)....................................              1.85 **      01/25/36          404,847
           10,282   2005-59R A (IO)....................................              1.13 **      12/20/35          504,100
            7,137   2006-OA1 2X (IO)...................................              1.39 **      03/20/46          333,059
           22,363   2006-OA17 IXP (IO)                                               1.46 **      12/20/46        1,160,776
           25,847   2005-41 IX (IO)                                                 1.508 **      09/25/35          577,503
            9,934   2005-58R A (IO)....................................              3.30 **      12/20/35          304,304
                    Greenpoint Mortgage Fund
            5,875   2005-AR4 X4 (IO)...................................             2.144 **      10/25/45          180,837
            3,705   2005-AR3 X1 (IO)...................................              2.24 **      08/25/45          112,307
            1,520   2006-AR2 3A2.......................................              5.67 **      03/25/36        1,521,478
                    GS Mortgage Securities Corp.
            4,079   2006-OA1R A (IO)...................................              3.14 **      08/25/35          161,902
                    Harborview Mortgage Loan Trust
              723   2006-9 NM 144A*....................................              0.00         12/15/36          469,992
                3   2006-1 PO1 (PO)....................................              0.00         03/19/37            2,420
            5,411   2005-3 X2 (IO).....................................              1.08 **      06/19/35          126,813
            9,198   2005-2 X1 (IO).....................................              1.38 **      05/19/35          221,330
            7,302   2006-1 X1 (IO).....................................              1.73 **      03/19/37          333,149
            1,671   2006-10 2A1A                                                     5.53 **      11/19/36        1,671,019
                    Indymac Index Mortgage Loan Trust
            6,325   2005-AR12 AX2 (IO).................................              1.20 **      07/25/35          201,619
            1,436   2005-AR4 2A1A                                                    5.63 **      03/25/35        1,441,543
                    Luminent Mortgage Trust
            1,139   2006-1 A1..........................................              5.62 **      04/25/36        1,142,588
                    Residential Accredit Loans, Inc.
              540   2006-Q01 A1A.......................................              5.61 **      02/25/46          540,375
              603   2006-Q01 1A1.......................................              5.62 **      02/25/46          602,528
                    Structured Asset Mortgage Investments, Inc.
            1,355   2006-AR2 A2........................................              5.63 **      02/25/36        1,360,301
              962   2006-AR3 3A1.......................................              5.54 **      02/25/36          964,554
            1,672   2006-AR8 A1A.......................................              5.55 **      10/25/36        1,675,854
                    Washington Mutual
              586   2005-AR19 A1B1.....................................              5.57 **      12/25/45          586,860
              610   2005-AR17 A1B1.....................................              5.57 **      12/25/45          611,287
                                                                                                            ---------------

                    TOTAL PRIVATE ISSUES                                                                         20,323,439
                                                                                                            ---------------

                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (Cost $30,675,859)                                                                           29,989,197
                                                                                                            ---------------

                    U.S. GOVERNMENT AGENCIES-MORTGAGE-BACKED SECURITIES (16.1%)
                    Federal Home Loan Mortgage Corp. (2.6%)
               29   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6.50         02/01/29-
                                                                                                  09/01/33           29,424
            4,177   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7.50         12/01/31-
                                                                                                  06/01/32        4,350,302
              735   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8.00         09/01/24-
                                                                                                  08/01/32          772,395
              502   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8.50         11/01/15-
                                                                                                  07/01/31          538,139
              252   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9.00         06/01/30-
                                                                                                  01/01/31          273,823
                1   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9.50         07/01/20            1,016
                                                                                                            ---------------
                                                                                                                  5,965,099
                                                                                                            ---------------

                    Federal National Mortgage Assoc. (12.8%)
            2,101   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6.00         12/01/18-
                                                                                                  01/01/19        2,126,998
                1   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6.00         04/01/13            1,387
            3,115   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6.50         8/1/2029-
                                                                                                  11/01/33        3,187,382
            7,317   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7.00         10/01/25-
                                                                                                  05/01/35        7,530,820

              650   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7.00            TTT            666,047
               55   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7.00         09/01/08           55,868
            8,839   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7.50         02/01/22-
                                                                                                  07/01/34        9,202,715
            1,729   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8.00         02/01/22-
                                                                                                  07/01/31        1,824,784
            4,543   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8.50         05/01/17-
                                                                                                  10/01/32        4,872,428
               70   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9.00         09/01/21-
                                                                                                  04/01/30           75,737
                                                                                                            ---------------
                                                                                                                 29,544,166
                                                                                                            ---------------
                    Government National Mortgage Assoc. (0.7%)
              986   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7.50         05/15/17-
                                                                                                  01/15/26        1,029,544
              385   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8.00         08/15/22-
                                                                                                  02/15/30          407,345
               99   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8.50         08/15/22-
                                                                                                  07/15/24          106,598
                                                                                                            ---------------
                                                                                                                  1,543,487
                                                                                                            ---------------
                    TOTAL U.S. GOVERNMENT AGENCIES-MORTGAGE-BACKED SECURITIES
                      (Cost $37,669,203)                                                                         37,052,752
                                                                                                            ---------------

                    TOTAL UNITED STATES
                      (Cost $175,482,267)                                                                       159,711,716
                                                                                                            ---------------

                    TOTAL GOVERNMENT & CORPORATE BONDS
                      (Cost $237,608,617)                                                                       223,684,495
                                                                                                            ---------------

                    CONVERTIBLE BOND (0.2%)
                    Telecommunication Equipment
              475   Nortel Networks Corp.
                      (Cost $465,411)                                                4.25         09/01/08          463,719
                                                                                                            ---------------
     NUMBER OF
      SHARES
    ------------
                    COMMON STOCKS (h) (0.0%)
                    Casino/Gaming (0.0%)
           10,773   Fitzgeralds Gaming Corp. + (h) (j)                                                                    0
                                                                                                            ---------------

                    Electric Utilities (0.0%)
              102   PNM Resources Inc.(d)                                                                             3,109
                1   SW Acquisition LP (0.0004% Ownership interest acquired 09/25/05) (h) (j) (k)                         10
                                                                                                            ---------------
                                                                                                                      3,119
                                                                                                            ---------------
                    Food: Specialty/Candy (h) (j) (0.0%)
            2,423   SFAC New Holdings Inc. ++ (d)                                                                         0
              445   SFFB New Holdings Inc. (d)                                                                            0
          198,750   Specialty Foods Acquisition Corp. - 144A*                                                             0
                                                                                                            ---------------
                                                                                                                          0
                                                                                                            ---------------
                    Restaurants (h) (j) (0.0%)
            3,387   American Restaurant Group Holdings, Inc. (d)                                                     27,096
            6,000   American Restaurant Group Holdings, Inc. - 144A*                                                      0
           37,319   American Restaurant Group Holdings, Inc. (d)                                                          0
            4,383   American Restaurant Group Holdings, Inc. (d)                                                          0
           95,844   Catalina Restaurant Group (d)                                                                       958
                                                                                                            ---------------
                                                                                                                     28,054
                                                                                                            ---------------
                    Specialty Telecommunications (d) (h) (0.0%)
           12,688   Birch Telecom Inc.# (j)                                                                             127
          133,935   PFB Telecom NV (Series B) (j)                                                                         0
              665   XO Holdings, Inc.                                                                                 2,860
                                                                                                            ---------------
                                                                                                                      2,987
                                                                                                            ---------------
                    Telecommunications (0.0%)
            2,702   Viatel Holdings Bermuda Ltd. (d) (h)                                                                  8
                                                                                                            ---------------

                    Textiles (0.0%)
          298,462   U.S. Leather, Inc. (d) (h) (j)                                                                        0
                                                                                                            ---------------

                    Wireless Telecommunications (d) (0.0%)
              677   USA Mobility, Inc. (a)                                                                           13,743
           43,277   Vast Solutions, Inc. (Class B1) (j)                                                                   0
           43,277   Vast Solutions, Inc. (Class B2) (j)                                                                   0
           43,277   Vast Solutions, Inc. (Class B3) (j)                                                                   0
                                                                                                            ---------------
                                                                                                                     13,743
                                                                                                            ---------------

                             Total Common Stocks (Cost $42,576,164)                                                  47,911
                                                                                                            ---------------
       NUMBER OF                                                                             EXPIRATION
       WARRANTS                                                                                  DATE
      -----------                                                                            -----------
                             WARRANTS (h) (0.0%)
                             Casino/Gaming (j) (0.0%)
           68,000            Aladdin Gaming Enterprises, Inc. - 144A*                           03/01/10                  0
            3,250            Resort At Summerlin LP - 144A*                                     12/15/07                  0
                                                                                                            ---------------
                                                                                                                          0
                                                                                                            ---------------
                             Restaurants (0.0%)
            1,500            American Restaurant Group Holdings, Inc. - 144A* (j)                                         0
                                                                                                            ---------------

                             Specialty Telecommunications (d) (0.0%)
            1,331            XO Holdings, Inc. (Series A)                                       01/16/10                865
              997            XO Holdings, Inc. (Series B)                                       01/16/10                379
              997            XO Holdings, Inc. (Series C)                                       01/16/10                199
                                                                                                            ---------------
                                                                                                                      1,443
                                                                                                            ---------------

                             TOTAL WARRANTS (Cost $1,716)                                                             1,443
                                                                                                            ---------------
       NUMBER OF
       CONTRACTS
      -----------
                             PUT OPTIONS PURCHASED (0.2%)
              640            90 day Euro $ June/2007 @ $94.25                                                         8,000
              134            90 day Euro $ June/2007 @ $94.50                                                         6,700
              315            90 day Euro $ June/2007 @ $94.75                                                       118,125
              220            90 day Euro $ September/2007 @ $94.75                                                   88,000
        2,264,500            BRL January/2008 @ $2.25                                                                87,190
          886,600            TRY February/2007 @ $1.492                                                                  13
        1,900,000            TRY July/2007 @ $1.5095                                                                 72,622
                                                                                                            ---------------

                             TOTAL PUT OPTIONS PURCHASED (Cost $582,557)                                            380,650
                                                                                                            ---------------

       PRINCIPAL
       AMOUNT IN                                                                      COUPON   MATURITY
       THOUSANDS                                                                       RATE      DATE
   --------------                                                                    --------  --------
                             SHORT-TERM INVESTMENTS (10.8%)
                             SECURITY PURCHASED FROM
                             SECURITIES LENDING COLLATERAL (a) (9.9%)
         $ 22,909            The Bank of New York Institutional Cash Reserve Fund
                               (Cost $22,909,379)                                                                22,909,379
                                                                                                            ---------------

                             REPURCHASE AGREEMENTS (0.7%)
            1,541            Joint repurchase agreement account
                             (dated 01/31/07; proceeds $1,541,225) (g)
                               (Cost $1,541,000)                                       5.26%   02/01/07          1,541,000
                                                                                                            ---------------

                             U.S. TREASURY BILL (b) (f) (0.2%)
              450            U.S. Treasury Bill
                               (Cost $440,109)                                         4.915    07/12/07            440,109
                                                                                                            ---------------

                             TOTAL SHORT-TERM INVESTMENTS
                               (Cost $24,890,488)                                                                24,890,488
                                                                                                            ---------------

                             TOTAL INVESTMENTS
                              (Cost $306,124,953) (i) (l)                                          108.3%       249,468,706

                             LIABILITIES IN EXCESS OF OTHER ASSETS                                  (8.3)       (19,050,019
                                                                                              -----------   ---------------

                             NET ASSETS                                                            100.0%      $230,418,687
                                                                                              ===========   ===============

--------------------------------------------------------------------------------
          IO   Interest Only security
          PO   Principal Only security.
           *   Resale is restricted to qualified institutional investors.
          **   Floating rate security, rate shown is the rate in effect at
               January 31, 2007.
          T    Payment-in-kind security.
          TT   Currently a zero coupon bond and will pay interest at the rate shown at a future date.
         TTT   Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.
           +   Resale is restricted acquired (12/22/98) at a cost basis of
               $48,586.
          ++   Resale is restricted acquired (06/10/99) at a cost basis of $24.
          +++  Currency index credit linked unsecured note.
         ++++  Capital appreciation bond.
           #   Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.
          (a)  As of January 31, 2007 all or a portion of this security with a total value of $21,986,262 was on loan and secured by collateral of $22,909,379 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund
               as reported in the portfolio of investments.
          (b)  A portion of this security has been physically segregated in connection with open futures contracts.
          (c)  Non-income producing security; bond in default.
          (d)  Acquired through exchange offer.
          (e)  Issuer in bankruptcy.
          (f)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
          (g)  Collateralized by federal agency and U.S. Treasury obligations.
          (h)  Non-income producing securities.
          (i)  Securities have been designated as collateral in amount equal to
               $107,508,405 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts, open futures contracts and open credit default swap contracts.
          (j)  Securities with a total market value equal to $178,427 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
          (k)  Resale is restricted. No transaction activity during the year.
          (l)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $5,422,712 and the aggregate gross unrealized depreciation is $62,078,957, resulting in net
               unrealized depreciation of $56,656,247.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

                                                                                                          UNREALIZED
      NUMBER OF        LONG/            DESCRIPTION, DELIVERY                UNDERLYING FACE             APPRECIATION
      CONTRACTS        SHORT                MONTH AND YEAR                   AMOUNT AT VALUE             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------

            199         Long       US Treasury Bond 20 Year
                                         March 2007                             $ 21,914,875               $ (571,100)
            187        Short       US Treasury Note 5 Year
                                         March 2007                              (19,547,344)                 321,080
            311        Short       US Treasury Note 2 Year
                                          March 2007                             (63,317,659)                 303,338
                                                                                                           ----------------
                                        NET UNREALIZED APPRECIATION.......................                 $   53,318
                                                                                                           ================

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 2007:

                                                                            DELIVERY                      UNREALIZED
   CONTRACTS TO DELIVER        IN EXCHANGE FOR                                 DATE                       DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------

DKK         300,000           $         51,801                                 02/21/07                    $     (666)

EUR         344,000           $        448,249                                 04/30/07                        (1,719)
                                                                                                          -----------------

                                        TOTAL UNREALIZED DEPRECIATION.....................                 $   (2,385)
                                                                                                          =================

CURRENCY ABBREVIATIONS:
-----------------------
         ARS           Argentina Peso.
         BRL           Brazilian Real.
         DKK           Danish Krone.
         EUR           Euro.
         JPY           Japanese Yen.
         MXN           Mexican New Peso.

CREDIT DEFAULT SWAP CONTRACTS OPENT AT JANUARY 31, 2007:

                                                        NOTIONAL        PAY/RECEIVE                            UNREALIZED
           SWAP COUNTERPARTY AND        BUY/SELL         AMOUNT            FIXED           TERMINATION        APPRECIATION
           REFERENCE OBLIGATION        PROTECTION       (000'S)             RATE               DATE          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs International
DJ CDX NA HVOL                             Buy          $ 4,600               0.75%     December 20, 2011          $ (1,956)

Goldman Sachs International
Hartford Life Inc                          Buy            1,200               0.12      December 20, 2011              (748)

Goldman Sachs International
Lehman Brothers Holding                    Buy            1,200               0.20      December 20, 2011             1,159

Goldman Sachs International
Motorola, Inc.                             Buy              390               0.15      December 20, 2011             4,158

Goldman Sachs International
Motorola, Inc.                             Buy              800              0.157      December 20, 2011             8,289

Goldman Sachs International
Southewest Airlines Co                     Buy            1,000               0.22      December 20, 2011             4,126

Goldman Sachs International
Union Pacific Corporation                  Buy            1,200               0.20      December 20, 2011             1,319

Goldman Sachs International
Gap Inc                                    Buy              700               1.19        March 20, 2012             (1,233)

Goldman Sachs International
Schubb Corp                                Buy            1,150               0.10        March 20, 2012                  1

Goldman Sachs International
Tyco International                         Buy            1,360               0.43        March 20, 2012                607

Goldman Sachs International
Tyco International                         Buy              700               0.43        March 20, 2012                312
                                                                                                             ------------------
                                  NET UNREALIZED APPRECIATION.........                                             $ 16,034
                                                                                                             ==================

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Flexible
         Income Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  Omitted;

         (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Flexible
         Income Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  Omitted;

         (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       5